Accounts receivable, net - Summary of movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Beginning balance	¥ (19,263)	¥ (10,261)
Accounts receivable, net of allowance	28,772	19,263	$ 3,942
Additions	(22,373)	(18,468)
Reversals	10,328	9,908
Write-offs	2,536	33
Ending balance	¥ (28,772)	(19,263)
Impact of adoption of ASC 326
Accounts receivable, net of allowance		¥ (475)